Employee separation charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee separation charges by geographic region
Liability balance at beginning of period	$ 49	$ 11
Increase in liability (separation charges)	33	481	30
Reduction in liability (payments and other adjustments)	(60)	(443)	(19)
Liability balance at end of period	22	49	11
Curtailments, settlements and special termination benefits		225
Impacted employees during the period		15,868	3,085
Machinery and Power Systems | North America
Employee separation charges by geographic region
Liability balance at beginning of period	14	4
Increase in liability (separation charges)	17	323	4
Reduction in liability (payments and other adjustments)	(26)	(313)
Liability balance at end of period	5	14	4
Financial Products | North America
Employee separation charges by geographic region
Increase in liability (separation charges)		8
Reduction in liability (payments and other adjustments)		(8)
Machinery and Power Systems | Latin America
Employee separation charges by geographic region
Liability balance at beginning of period		2
Increase in liability (separation charges)		15	9
Reduction in liability (payments and other adjustments)		(17)	(7)
Liability balance at end of period			2
Machinery and Power Systems | EAME
Employee separation charges by geographic region
Liability balance at beginning of period	29	5
Increase in liability (separation charges)	8	102	17
Reduction in liability (payments and other adjustments)	(23)	(78)	(12)
Liability balance at end of period	14	29	5
Financial Products | EAME
Employee separation charges by geographic region
Increase in liability (separation charges)	1	2
Reduction in liability (payments and other adjustments)		(2)
Machinery and Power Systems | Asia/Pacific
Employee separation charges by geographic region
Liability balance at beginning of period	6
Increase in liability (separation charges)	7	31
Reduction in liability (payments and other adjustments)	(11)	(25)
Liability balance at end of period	2	6
Financial Products
Employee separation charges by geographic region
Increase in liability (separation charges)	1	10
Reduction in liability (payments and other adjustments)		(10)
Liability balance at end of period	$ 1